Term Deposits	12 Months Ended
Mar. 31, 2024
Term Deposit [Abstract]
Term Deposits
23)
TERM DEPOSITS

	As at March 31
Particulars	2023	2024
Term deposits	202,674	280,688
Total	202,674	280,688
Non-current	5,618	966
Current	197,056	279,722
Total	202,674	280,688

As at March 31, 2024, term deposits amounting to USD 2,859 (March 31, 2023: USD 2,727) marked as lien with National Company Law Appellate Tribunal and USD 3,169 (March 31, 2023: USD 1,269) pledged mainly with banks against bank guarantees, bank overdraft facility and other facilities.

The Group’s exposure to credit risk and interest rate risk along with sensitivity analysis for financial assets is disclosed in note 5 and 34.